Trade and other receivables	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables

	March 31, 2018 R’000	March 31, 2017 R’000

Trade receivables	248,878	220,402
Less: Provision for impairment of trade receivables	(17,523)	(8,783)
Trade receivables — net	231,355	211,619
Pre-payments	27,240	24,772
Sundry debtors	27,811	24,185
	286,406	260,576

The ageing of trade receivables at the reporting date is as follows:

	Gross R’000	Provision for impairment R’000	Net R'000

2018
Not past due	145,346	(334)	145,012
Past due by 1 to 30 days	51,844	(2,518)	49,326
Past due by 31 to 60 days	24,763	(3,732)	21,031
Past due by more than 60 days	26,925	(10,939)	15,986
Total	248,878	(17,523)	231,355

	Gross R’000	Provision for impairment R’000	Net R'000

2017
Not past due	129,121	(920)	128,201
Past due by 1 to 30 days	54,340	(1,350)	52,990
Past due by 31 to 60 days	20,999	(1,854)	19,145
Past due by more than 60 days	15,942	(4,659)	11,283
Total	220,402	(8,783)	211,619

The trade receivables above, which are past due and not impaired, relate to a number of independent customers for whom there is no recent history of default. As at March 31, 2018, sundry debtors are neither past due nor impaired.
The carrying amounts of trade and other receivables are denominated in the following currencies:

	March 31, 2018 R’000	March 31, 2017 R’000

South African Rand	98,148	80,037
Australian Dollar	24,016	21,754
Brazilian Real	19,129	15,684
Euro	28,192	24,411
Great Britain Pound	18,883	18,535
United Arab Emirates Dirham	2,578	3,354
United States Dollar	91,105	94,441
Other	4,355	2,360
	286,406	260,576

Movements in the Group’s provision for impairment of trade and other receivables are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Opening balance	(13,346)	(12,438)
Increase in provision for impairment (note 31.2)	(24,143)	(17,713)
Receivables written off during the year as irrecoverable — net	19,354	16,429
Foreign currency translation differences	612	376
Closing balance	(17,523)	(13,346)

The Group’s provision for impairment of trade and other receivables includes:
Trade receivables	(17,523)	(8,783)
Sundry debtors	—	(4,563)
Closing balance	(17,523)	(13,346)

The creation of the provision for impairment of trade and other receivables is included in administration and other charges in the income statement. In determining the recoverability of a receivable, the Group considers any change in the credit quality of the receivable from the date credit was initially granted until the end of the reporting year. Amounts provided for are generally written off when there is no expectation of recovering the amount.
A single sundry debtor of R4.6 million which was past due and fully impaired in fiscal 2017 was recovered in fiscal 2018.
Trade receivables of R17.9 million (2017: R11.1 million) are pledged as security for the Group’s overdraft facilities (note 12, 15).
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. Other than 11% of the gross receivable balance relating to two debtors at the end of fiscal 2018 (2017: 11% of the gross receivable balance relating to two debtors), the Group has no significant concentration of credit risk, due to its spread of customers across various operations and geographical locations. The Group does not hold any collateral as security.